Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The SPAC Merger and Capital Reorganization has been accounted for with Cohen Circle being identified as the “acquired” entity for financial reporting purposes. Accordingly, the SPAC Merger has been accounted for as the equivalent of the Company issuing shares for the net assets of Cohen Circle, accompanied by a Capital Reorganization. Therefore, these interim condensed consolidated financial statements have been presented as a continuation of VEON Holdings and its subsidiaries as VEON Holdings is considered the accounting predecessor. Accordingly, all historical financial information presented in these interim condensed consolidated financial statements represents the accounts of VEON Holdings. The comparative financial information in relation to the shares and basic and diluted earnings per share prior to the Business Combination have been retroactively recast as shares reflecting the exchange ratio established in the Capital Reorganization.

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board, effective at the time of preparing the interim condensed consolidated financial statements. The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements and should be read in conjunction with the VEON Holdings audited annual combined financial statements as of and for the year ended December 31, 2024 as included in the Company’s prospectus deemed effective with the SEC on July 22, 2025.

As noted above, prior to the close of the Business Combination and Capital Reorganization, the financial statements were prepared on a combined basis using the carve-out principles described in the Company’s VEON Holdings audited annual combined financial statements as of and for the year ended December 31, 2024 as included in the Company’s prospectus deemed effective with the SEC on July 22, 2025. These interim condensed consolidated financial statements follow the same significant accounting policies as those included in the VEON Holdings’ most recent audited consolidated financial statements. Management believes that all adjustments that are required for a proper presentation of the financial information are incorporated in these interim condensed consolidated financial statements, except for the adoption of the new or revised standards, amendments and/or interpretations that became mandatory for periods beginning on or after January 1, 2025. See New Accounting Policies below for further details.

Certain amounts reported in the interim condensed consolidated statement of financial position have been reclassified in order to conform to the current period presentation.

The interim condensed consolidated financial statements have been prepared on a going concern basis. Due to the ongoing war between Russia and Ukraine, material uncertainties affecting the Company’s ability to continue as a going concern are discussed in detail at the end of this section.

These interim condensed consolidated financial statements do not necessarily reflect what the consolidated result of operations would have been had the Company existed as a separate independent legal group and had it therefore presented stand-alone interim condensed consolidated financial information during the periods presented. Further, these interim condensed consolidated financial statements may not be indicative of the Company’s future performance, financial position, or cash flows. Specifically, for all periods prior to the close of the Capital Reorganization the condensed combined financial statements were prepared using the carve-out principles described in VEON Holdings audited annual combined financial statements. Subsequent to the closing, the interim condensed consolidated financial statements are now prepared based on the actual results of the consolidated group.

The functional currency of Kyivstar is Ukrainian Hryvnia (“UAH”), the currency of the primary economic environment in which Kyivstar operates. The interim condensed consolidated financial statements are presented in United States dollars (“U.S. dollar” or “US$”). In these Notes, U.S. dollar amounts are presented in millions, except for share amounts and as otherwise indicated.

FOREIGN CURRENCY TRANSLATION

FOREIGN CURRENCY TRANSLATION

For the purpose of these interim condensed consolidated financial statements, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date, whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of Equity.

BASIS OF CONSOLIDATION

BASIS OF CONSOLIDATION

The interim condensed consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Interests held by Kyivstar Group in its principal subsidiaries as of September 30:

	2025		2024
Name	Interest	Country of operation	Interest	Country of operation
LLC Kyivstar.Tech	100.00%	Ukraine	100.00%	Ukraine
LLC Helsi Ukraine *	97.99%	Ukraine	69.99%	Ukraine
LLC Lan Trace	100.00%	Ukraine	100.00%	Ukraine
LLC Uklon Corporate *	97.00%	Ukraine	—	—
LLC Uklon Tech *	97.00%	Ukraine	—	—
LLC Uklon Ltd *	97.00%	Cyprus	—	—
Uklon LLC (100.00% subsidiary of LLC Uklon Ltd)	100.00%	Uzbekistan	—	—
VEON Holdings B.V.	100.00%	Netherlands	—	—
Kyivstar Cayman Corp.	100.00%	Cayman Islands	—	—
*	In each of these subsidiaries, a symmetrical put and call option agreement for the remaining ownership interest exists. As a result, on each respective acquisition date, the Company determined that it had a present ownership interest in the remaining ownership percentage and has consolidated these subsidiaries fully at 100%.

In September 2024, JSC Kyivstar entered into a share-purchase agreement to acquire 100% of the equity interests of LLC “Lan Trace”, an entity who provides internet and TV services in the city of Boryspil and 17 other towns within the Kyiv region, Ukraine to expand its digital portfolio. The preliminary purchase price, which is subject to adjustment, was US$2.

On March 19, 2025 JSC Kyivstar signed a share purchase agreement (“SPA”) to acquire Uklon, consisting of 97% of LLC Uklon Corporate, LLC Uklon Tech, and LLC Uklon Ltd. and its 100% subsidiary Uklon LLC, a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025. Refer to Note 4 for further details.

In May 2025, Kyivstar further increased its ownership of Helsi Ukraine to 97.99% for US$11. Refer to “major developments during nine-month period ended September 30, 2025” for more details. JSC Kyivstar previously acquired a controlling share (69.99%) of Helsi Ukraine, an entity in the IT e-health sector in August 2022 for US$15.

In the interim condensed consolidated financial statements subsidiary undertakings – which are those companies in which the Group directly or indirectly, has an interest of more than half of the voting rights or otherwise has power to exercise control over the operations – have been fully consolidated.

Intercompany transactions, balances and unrealized gains or losses on transactions between Kyivstar Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with Kyivstar Group’s accounting policies.

NEW ACCOUNTING POLICIES

NEW ACCOUNTING POLICIES

Revenue recognition policy - Uklon

Uklon earns commissions from drivers for facilitating ride-hailing services through its platform. Uklon recognizes revenue as an agent for these ride-hailing services, recording only the commissions collected from drivers, net of any incentives provided to drivers and any incentives provided by Uklon to riders requesting ride-hailing services, as revenue. Revenue is recognized upon completion of the ride, as this satisfies the performance obligation of facilitating the services. Uklon also has arrangements to provide advertising services to third parties that are interested in reaching users of the Uklon platform.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to IAS 32 Financial Instruments: Presentation (“IAS 32”) and IFRS 9 Financial Instruments (“IFRS 9”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company accounts for its 7,666,629 Public Warrants issued in connection with its SPAC Merger as derivative warrant liabilities in accordance with IAS 32 and IFRS 9. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of profit or loss. The fair value of warrants issued by the Company has been estimated using the market price at each measurement date.

Earnings per share - basic and diluted

Basic net income (loss) per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed using the weighted average shares of common stock outstanding during the period and potentially dilutive common shares, including the effect of warrants to purchase shares of common stock using the treasury stock method. The weighted-average shares outstanding for all prior periods presented have been retroactively recast to reflect the capital structure following the Capital Reorganization.

Transaction Costs

Transaction costs of an equity transaction are accounted for as a reduction from equity to the extent that they are incremental costs directly attributable to the equity transaction that otherwise would have been avoided.

GOING CONCERN

GOING CONCERN

As of November 24, 2025, the war in Ukraine is ongoing, millions of people have fled Ukraine, and the country has sustained significant damage to infrastructure and assets. Currently, we have 22.5 million subscribers in Ukraine, where they are supported by approximately 5,058 employees. Kyivstar Group’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of November 24, 2025, most of our Ukraine subsidiary’s employees remain in the country.

The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

●	We may need to record future impairment charges in Ukraine, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
●	As of November 24, 2025, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
●	Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company (“UTC”), a related party to the Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and other Ukrainian subsidiaries.

Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:

●	We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
●	The Company actively engages with stakeholders, including suppliers, customers, and regulatory authorities, to proactively address potential disruptions. Diversification of supply chains and markets to reduce dependency on regions affected by the war is implemented where possible. Management also continues to review and update risk management policies to enhance resilience against the volatility stemming from the war.
●	The Company continues to fund its operations for the next twelve months primarily through a combination of existing liquidity and anticipated proceeds from its customers, including its wholesale business outside Ukraine. As of September 30, 2025, the Company holds US$302 in cash and cash equivalents and US$170 of other liquid financial assets, providing a total available funding of approximately US$472, which significantly exceeds the Company’s projected operating expenditures for the next twelve months. The Company has no material unrelated party debts and therefore no unrelated party debt covenants. The resilience of the Company and its ability to generate strong cash flows has been proven through the full-scale war since 2022.
●	Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that sanctioned individuals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar.
●	On October 30, 2023, VEON announced that two appeals were filed with the relevant Ukrainian courts, challenging the freezing of the corporate rights in Kyivstar and UTC, noting that corporate rights in Kyivstar and UTC belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and UTC. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group’s subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group’s other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. After the successful lifting of the court freeze of Kyivstar’s shares on November 29, 2024, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursuing steps to meet the conditions required by the local custodian to lift the stipulated freeze.
●	On August 14, 2025, VEON closed the previously announced business combination agreement between Kyivstar Group Ltd. and Cohen Circle. In connection with the business combination agreement, Kyivstar Group Ltd. acquired all of the issued and outstanding shares of VEON Holdings B.V. from VEON Amsterdam B.V. Following the closing of the BCA, on August 15, 2025, Kyivstar Group Ltd.’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market (the “Listing”) under the symbols “KYIV” and “KYIVW”, respectively, making the Company the first and only pure-play Ukrainian investment opportunity in U.S. stock markets. The Listing has broadened the Company’s US and international shareholder base with over 10% of the Company’s shares being traded publicly on the Nasdaq Global Select market.

The accompanying interim condensed consolidated financial statements have been prepared on a going concern basis. In accordance with IAS 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast substantial doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim condensed consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.

Major developments during the nine-month period ended September 30, 2025

Kyivstar Expands Digital Portfolio with Acquisition of Uklon, Ukraine’s Top Ride-Hailing Business

On March 19, 2025 JSC Kyivstar signed an agreement to acquire 97% of Uklon Group (“Uklon”), a leading Ukrainian ride-hailing and delivery platform for a purchase consideration of US$158. JSC Kyivstar also entered into a symmetrical put and call option agreement for the remaining 3% interest in Uklon, which may be exercised within three years of closing. The transaction closed on April 2, 2025.

This strategic acquisition marks Kyivstar’s expansion into a new area of digital consumer services in line with VEON’s digital operator strategy. For further details refer to Note 4.

VEON completes first phase of Share Buyback Program

On January 27, 2025, the US$30 first phase of VEON Ltd.’s share buyback program (as carried out by VEON Holdings B.V.) was completed, resulting in an additional purchase of US$22 of VEON Ltd. shares. Subsequently, during the three-month period ended March 31, 2025, all the shares purchased were transferred to VEON Amsterdam B.V. (refer to Note 7).

VEON completes reorganization of VEON Holdings B.V.

On April 8, 2025, VEON announced that it had successfully completed the reorganization of VEON Holdings B.V.

Bond repayments

VEON Holdings B.V. repaid all of its 4.0% April 2025 U.S. Dollar denominated Notes (US$472) and 6.3% June 2025 Russian Ruble denominated Notes (US$100 (RUB7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.

Kyivstar increases ownership stake in Helsi

In May 2025, Kyivstar and LLC “UKRAINIAN INVESTMENT PLATFORM”, representing 26.9% ownership together with other minority stakeholders representing 1.1% ownership in Helsi, negotiated an agreement to buy out the ownership stake of these parties for US$11. Simultaneously the parties also terminated the existing put and call option agreements to the extent representing the stake of these parties, resulting in partial derecognition of the put option liability. At the same time Kyivstar agreed to terms with the remaining 2.01% shareholders based on the terms of the originally entered put and call option agreement.

Share capital

On July 8, 2025, the Company increased its authorized share capital by US$654,300 to US$2,654,300. Immediately following the share capital increase, the Company’s authorized share capital consists of US$2,654,300, divided into 265,430,000 common shares, par value US$0.01 per share.

Completion of Business Combination Agreement

On July 10, 2025, VEON and Cohen Circle announced the execution of non-redemption agreements (“NRAs”), totaling approximately US$52.5 with accredited institutional investors, securing the minimum US$50 cash condition for the proposed Business Combination Agreement.

On August 12, 2025, the shareholders of CC voted to approve and adopt the Business Combination Agreement and to approve and authorize CC to merge with Varna Merger Sub. In connection with the vote to approve the Business Combination Agreement and the SPAC Merger, holders of 5,847,015 shares of CC Class A Ordinary Shares exercised their right to redeem their shares for cash at a redemption price of approximately US$10.40 per share, for a total aggregate redemption amount of US$61 resulting in a total of 17,152,985 Cohen Circle public ordinary shares remaining issued and outstanding as of the Closing Date.

On August 14, 2025, the Company consummated the Business Combination Agreement (the “Closing”). In connection with the Business Combination Agreement, the Company acquired all of the issued and outstanding shares of VEON Holdings B.V. from VEON Amsterdam B.V. in exchange for 206,942,440 newly issued Kyivstar Group Ltd. Common Shares and a Loan Note Payable in the amount of US$178. Further, on August 14, 2025, Varna Merger Sub merged with and into CC with CC being the surviving corporation of the SPAC Merger and becoming a wholly owned subsidiary of the Company. The Company effectively acquired CC’s Net Assets of approximately US$162, consisting predominantly of US$178 in cash and US$16 in liabilities via the SPAC Merger.

At the Closing, each share of CC Class A Ordinary Shares issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 23,163,338 newly issued Kyivstar Group Ltd. Common Shares. Further, 757,745 of the Company’s Common Shares were, pursuant to the NRAs, issued to certain holders of Cohen Circle Class A Ordinary Shares who were parties to the NRAs in consideration of such holders agreeing (i) to vote their Cohen Circle Class A Ordinary Shares in favor of the Transactions and (ii) not to redeem such Cohen Circle Class A Ordinary Shares.

At the Closing, each of the 7,666,629 issued and outstanding CC Public Warrants were automatically surrendered and exchanged for 7,666,629 Kyivstar Group Warrants.

Following the Closing, on August 15, 2025, the Company’s Common Shares and Warrants commenced trading on the Nasdaq Stock Market under the symbols “KYIV” and “KYIVW”, respectively, with VEON Amsterdam B.V. holding 89.6% of the outstanding shares.

Appointment of management and board

Effective June 1, 2025, Boris Dolgushin was appointed as Chief Financial Officer of the Company.

On August 14, 2025, the Company appointed Kaan Terzioğlu as Executive Chairman and Director, and Oleksandr Komarov as President. The Company also appointed Serdar Çetin, Betsy Z. Cohen, Augie K. Fabela II, Rt Hon Sir Brandon Lewis CBE, Burak Ozer, Duncan Perry, Michael R. Pompeo, Dmytro Shymkiv and Michiel Soeting as the directors of the Company.

Major developments during the nine-month period ended September 30, 2024

Cybersecurity Incident in Ukraine

The cybersecurity incident reported during 2023 had a significant impact for the nine-month period ended June 30, 2024 associated with the revenue loss arising from the customer loyalty measures taken by Kyivstar in order to compensate for the inconvenience caused during the disruptions. The impact of these offers on operating revenue in 2024 was US$46.